24. POST-EMPLOYMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of consolidated actuarial information
2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	13,308	3,319	64	551	17,242
Fair value of plan assets	(10,420)	—	—	—	(10,420)
Initial net liabilities	2,888	3,319	64	551	6,822
Adjustment to asset ceiling	21	—	—	—	21
Net liabilities in the statement of financial position	2,909	3,319	64	551	6,843

2019	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	13,285	3,102	61	574	17,022
Fair value of plan assets	(10,366)	—	—	—	(10,366)
Initial net liabilities	2,919	3,102	61	574	6,656
Adjustment to asset ceiling	53	—	—	—	53
Net liabilities in the statement of financial position	2,972	3,102	61	574	6,709

Schedule of changes in present value of defined benefit obligation

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31, 2017	10,545	1,809	39	270	12,663
Cost of current service	3	10	—	2	15
Interest on actuarial obligation	959	173	4	25	1,161
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	467	402	8	26	903
Due to adjustments based on experience	(20)	68	—	113	161
	447	470	8	139	1,064

Benefits paid	(881)	(118)	(3)	(9)	(1,011)
Defined-benefit obligation at December 31, 2018	11,073	2,344	48	427	13,892
Cost of current service	1	14	—	3	18
Interest on actuarial obligation	963	208	4	38	1,213
Actuarial losses (gains):
Due to changes in demographic assumptions	6	—	—	—	6
Due to changes in financial assumptions	2,058	576	11	130	2,775
Due to adjustments based on experience	83	91	—	(14)	160
	2,147	667	11	116	2,941
Benefits paid	(899)	(131)	(2)	(10)	(1,042)
Defined-benefit obligation at December 31, 2019	13,285	3,102	61	574	17,022
Cost of current service	1	21	1	3	26
Interest on actuarial obligation	887	215	4	41	1,147
Actuarial losses (gains):
Due to changes in demographic assumptions	135	395	4	—	534
Due to changes in financial assumptions	(375)	(152)	(4)	(34)	(565)
Due to adjustments based on experience	289	(119)	1	(23)	148
	49	124	1	(57)	117
Benefits paid	(914)	(143)	(3)	(10)	(1,070)
Defined-benefit obligation at December 31, 2020	13,308	3,319	64	551	17,242

Schedule of changes in the fair value of plan assets

Changes in the fair values of the plan assets are as follows:

Pension plans and retirement supplement plans
Fair value of plan assets at December 31, 2017	8,546
Return on investments	1,220
Contributions from employer	178
Benefits paid	(881)
Fair value of the plan assets at December 31, 2018	9,063
Return on investments	2,003
Contributions from employer	199
Benefits paid	(899)
Fair value of the plan assets at December 31, 2019	10,366
Return on investments	757
Contributions from employer	211
Benefits paid	(914)
Fair value of the plan assets at December 31, 2020	10,420

Schedule of defined benefit plans expense recognised in income statement

The amounts recognized in 2020, 2019 and 2018 statement of income are as follows:

2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	21	1	3	26
Interest on the actuarial obligation	887	215	4	41	1,147
Expected return on the assets of the Plan	(682)	—	—	—	(682)
Expense (recovery of expense) in 2020 according to actuarial calculation	206	236	5	44	491

2019	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	14	—	2	17
Interest on the actuarial obligation	963	208	5	38	1,214
Expected return on the assets of the Plan	(767)	—	—	—	(767)
Expense (recovery of expense) in 2019 according to actuarial calculation	197	222	5	40	464

2018	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	4	10	0	1	15
Interest on the actuarial obligation	959	172	4	26	1,161
Expected return on the assets of the Plan	(771)	—	—	—	(771)
Expense (recovery of expense) in 2018 according to actuarial calculation	192	182	4	27	405

Schedule of changes in net liabilities
	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2017	2,068	1,809	38	271	4,186
Expense recognized in Statement of income	193	183	4	25	405
Contributions paid	(178)	(118)	(2)	(9)	(307)
Actuarial gains (losses)	87	470	8	140	705
Net liabilities at December 31, 2018	2,170	2,344	48	427	4,989

Expense recognized in Statement of income	197	222	5	40	464
Contributions paid	(200)	(131)	(2)	(10)	(343)
Actuarial gains (losses)	805	667	10	117	1,599
Net liabilities at December 31, 2019	2,972	3,102	61	574	6,709

Expense recognized in Statement of income	206	236	5	44	491
Contributions paid	(211)	(143)	(3)	(10)	(367)
Actuarial gains (losses)	(58)	124	1	(57)	10
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843

				2020	2019
Current liabilities				305	288
Non-current liabilities				6,538	6,421

Schedule of independent actuaries estimate for the expense amount

The independent actuary’s estimation for the expense to be recognized for 2021 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Interest on the actuarial obligation	884	231	5	39	1,159
Expected return on the assets of the Plan	(685)	—	—	—	(685)
Estimated total expense in 2020 as per actuarial report	201	252	6	42	501

Schedule of expectation for payment of benefits

The expectation for payment of benefits for 2021 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health plan	Dental plan	Life insurance	Total
Estimated payment of benefits	928	172	3	18	1,121

Schedule of average periods of the obligations under the benefit plans

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans		Health plan	Dental plan	Life insurance
Plan A	Plan B
11.58	12.81	13.8	15.01	18.66

Schedule of principal categories percentage of plan assets

The main categories plan’s assets, as a percentage of total plan’s assets are as follows:

	2020	2019
Shares	9.25%	9.51%
Fixed income securities	72.17%	72.28%
Real estate property	3.71%	3.79%
Others	14.87%	14.42%
Total	100.00%	100.00%

The following assets of the pension plan, measured at fair value, are related to the Company:

	2020	2019
Non-convertible debentures issued by the Company	338	398
Shares issued by the Company	4	24
Real estate properties of the Foundation, occupied by the Company	285	503
	627	925

Schedule of actuarial assumptions

This table provides the main actuarial assumptions:

	2020
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.83%	7.14%	7.25%
Annual expected return on plan assets	6.83%	Not applicable	Not applicable
Long-term annual inflation rate	3.32%	3.32%	3.32%
Estimated future annual salary increases	3.32%	Not applicable	4.56%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	—	1%	—
(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

	2019
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.87%	7.09%	7.19%
Annual expected return on plan assets	6.87%	Not applicable	Not applicable
Long-term annual inflation rate	3.61%	3.61%	3.61%
Estimated future annual salary increases	3.61%	Not applicable	4.85%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	—	1%	—
(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

	2018
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	9.02%	9.60%	9.57%
Annual expected return on plan assets	9.02%	Not applicable	Not applicable
Long-term annual inflation rate	4.01%	4.00%	4.00%
Estimated future annual salary increases	4.01%	Not applicable	6.08%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%
Real growth of contributions above inflation (1)	—	1%	—
(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

Schedule of sensitivity analysis of the effects of changes in the principal actuarial assumptions used to determine the defined-benefit obligation

The sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation at December 31, 2020 is shown below:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Reduction of one year in the mortality table	336	79	1	(15)	401
Increase of one year in the mortality table	(338)	(80)	(1)	16	(403)
Reduction of 1% in the discount rate	1,513	483	10	111	2,117